Financial Risk Management and Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of Financial Risk Management and Financial Instruments [Abstract]
Summary of Fair Value and Notional Amount of Foreign Exchange Forward Contracts Outstanding	The fair value and notional amount of foreign exchange forward contracts outstanding are as follows:

	Derivative assets
	June 30, 2021	June 30, 2020

Fair value of derivatives designated as cash flow hedges	$257	$—

Notional amount	4,632	—

As at June 30, 2021, the net unrealized gain on these forward contracts was $257,000 (2020 – $nil). Unrealized gains were recorded in trade and other receivables and other comprehensive income (“OCI”). As at June 30, 2021, the Company estimates that 100% of net unrealized gains/losses on these forward contracts will be reclassified into income (loss) within the next twelve months.